Debt - Components of Long-term Debt - Footnote I (Parenthetical) (Detail) - CAD	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2015	CAD 14,000,000
2016	14,000,000
2017	14,000,000
2018	14,000,000
2019	14,000,000
Thereafter	160,000,000
Total minimum lease payments	230,000,000
Less: Imputed interest	(80,000,000)
Present value of minimum lease payments	150,000,000
Less: Current portion	(3,000,000)
Long-term portion of capital lease obligations	147,000,000
Addition to property, plant and equipment under capital lease obligations	0	CAD 0	CAD 0
Carrying value of assets collateralizing capital lease obligations	CAD 224,000,000	CAD 316,000,000